Note 4 - Fair Value Measurement - Estimated Fair Value of Marketable Securities and Gross Unrealized Holding Gains and Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
cash equivalents, amortized cost	$ 12,730	$ 14,802	$ 23,443
Cash equivalents unrealized gains	0	0	0
cash equivalents, unrealized loss	0	0	0
fair value	12,730	14,802	23,443
marketable securities, amortization cost		1,997	12,921
Unrealized gains, securities		0	0
Unrealized loss, securities		0	(4)
Marketable Securities, fair value		1,997	12,917
US Treasury Securities [Member]
marketable securities, amortization cost		1,997
Unrealized gains, securities		0
Unrealized loss, securities		0
Marketable Securities, fair value		1,997
Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
marketable securities, amortization cost			5,498
Unrealized gains, securities			0
Unrealized loss, securities			0
Marketable Securities, fair value			5,498
Corporate Debt Securities [Member]
marketable securities, amortization cost			4,515
Unrealized gains, securities			0
Unrealized loss, securities			(3)
Marketable Securities, fair value			4,512
US Government Debt Securities [Member]
marketable securities, amortization cost			1,503
Unrealized gains, securities			0
Unrealized loss, securities			0
Marketable Securities, fair value			1,503
Asset-Backed Securities [Member]
marketable securities, amortization cost			1,405
Unrealized gains, securities			0
Unrealized loss, securities			(1)
Marketable Securities, fair value			1,404
Cash [Member]
cash equivalents, amortized cost	3,181	131	4,917
Cash equivalents unrealized gains	0	0	0
cash equivalents, unrealized loss	0	0	0
fair value	3,181	131	4,917
Money Market Funds [Member]
cash equivalents, amortized cost	9,549	14,671	18,526
Cash equivalents unrealized gains	0	0	0
cash equivalents, unrealized loss	0	0	0
fair value	$ 9,549	$ 14,671	$ 18,526